UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

Investor Class (BCHYX)	August 31, 2024

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$52	0.50%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Investor Class returned 8.75% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.75%	1.03%	3.12%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,554,487,774
Management Fees (dollars paid during the reporting period)	$5,486,583
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	623

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075201

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

I Class (BCHIX)	August 31, 2024

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$31	0.30%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund I Class returned 8.97% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.97%	1.21%	3.32%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,554,487,774
Management Fees (dollars paid during the reporting period)	$5,486,583
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	623

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075789

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

Y Class (ACYHX)	August 31, 2024

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$28	0.27%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Y Class returned 8.89% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	8.89%	1.24%	2.96%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.29%	—
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	2.77%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,554,487,774
Management Fees (dollars paid during the reporting period)	$5,486,583
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	623

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075771

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

A Class (CAYAX)	August 31, 2024

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$78	0.75%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund A Class returned 8.48% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.48%	0.78%	2.86%
A Class - with sales charge	3.59%	-0.15%	2.39%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,554,487,774
Management Fees (dollars paid during the reporting period)	$5,486,583
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	623

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075888

ANNUAL SHAREHOLDER REPORT

California High-Yield Municipal Fund

C Class (CAYCX)	August 31, 2024

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$156	1.50%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund C Class returned 7.67% for the reporting period ended August 31, 2024.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment-Grade/50% High-Yield Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains. In this environment, our sector allocations aided performance, particularly overweights versus the index in the charter school and special tax sectors and an underweight to state general obligation bonds. These weightings more than offset negative effects from an overweight in the multifamily housing sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Security selection detracted from performance, largely due to choices in the special tax, charter school and student housing sectors. Positive selection results in the multifamily housing, toll facilities and corporate muni sectors helped offset some negative effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. This positioning aided fund performance.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.67%	0.02%	2.10%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond	8.38%	1.18%	3.56%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,554,487,774
Management Fees (dollars paid during the reporting period)	$5,486,583
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	623

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.6%	Weighted Average Life to Maturity	19 years
Affiliated Funds	0.1%	Modified Duration	7 years
Other Assets and Liabilities	0.3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075805

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

Investor Class (BCITX)	August 31, 2024

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Investor Class returned 5.38% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.38%	0.79%	1.89%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,033,234,197
Management Fees (dollars paid during the reporting period)	$6,363,263
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	935

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075508

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

I Class (BCTIX)	August 31, 2024

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.27%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund I Class returned 5.59% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.59%	0.98%	2.09%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,033,234,197
Management Fees (dollars paid during the reporting period)	$6,363,263
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	935

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075839

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

Y Class (ACYTX)	August 31, 2024

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$25	0.24%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Y Class returned 5.63% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.63%	1.02%	2.12%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.29%	—
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	1.96%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,033,234,197
Management Fees (dollars paid during the reporting period)	$6,363,263
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	935

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075763

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

A Class (BCIAX)	August 31, 2024

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$74	0.72%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund A Class returned 5.12% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.12%	0.52%	1.63%
A Class - with sales charge	0.39%	-0.40%	1.17%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,033,234,197
Management Fees (dollars paid during the reporting period)	$6,363,263
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	935

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075821

ANNUAL SHAREHOLDER REPORT

California Intermediate-Term Tax-Free Bond Fund

C Class (BCIYX)	August 31, 2024

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$150	1.47%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund C Class returned 4.33% for the reporting period ended August 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Against a backdrop of falling Treasury yields, moderating inflation and generally healthy demand for municipal bonds (munis), California munis delivered solid gains for the 12-month period.
•	Our sector allocations were top contributors to performance. Out-of-index weightings to the corporate muni and hospital sectors and an underweight versus the index to the state general obligation (GO) sector aided results. These allocations more than offset slightly negative effects from an underweight to local GO bonds and an overweight to the special tax sector.
•	We maintained a longer-than-index duration, which also boosted the fund’s performance as yields declined. In addition, our positioning along the yield curve aided results.
•	Our security selection efforts contributed to performance, most significantly in the special tax sector. Our selections in the water and sewer sector also lifted results. These choices more than offset negative selection results among local and state GO bonds.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2014 through August 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.33%	-0.21%	0.88%
Regulatory Index
S&P National AMT-Free Municipal Bond	5.74%	1.04%	2.36%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	4.62%	1.00%	2.00%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,033,234,197
Management Fees (dollars paid during the reporting period)	$6,363,263
Portfolio Turnover Rate	64%
Total Number of Portfolio Holdings	935

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.7%	Weighted Average Life to Maturity	10 years
Affiliated Funds	0.2%	Modified Duration	4 years
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075813

ANNUAL SHAREHOLDER REPORT

California Tax-Free Money Market Fund

Investor Class (BCTXX)	August 31, 2024

This annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.50%

Fund Statistics
Net Assets	$112,991,183
Management Fees (dollars paid during the reporting period)	$565,917
Total Number of Portfolio Holdings	54
7-Day Current Yield - Investor Class	2.52%
7-Day Effective Yield - Investor Class	2.55%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.9%	Weighted Average Maturity	26 days
Other Assets and Liabilities	1.1%	Weighted Average Life	26 days

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075300

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$57,950
FY 2024:	$57,950

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$193,325
FY 2024:	$198,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

August 31, 2024

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Schedule of Investments

AUGUST 31, 2024

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.6%
California — 98.6%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 13-1), 5.00%, 9/1/42	$1,250,000	$1,272,246
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	750,000	771,140
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,214,588
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,860,471
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,764,574
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(1)	6,000,000	1,481,621
Anaheim City School District GO, 5.00%, 8/1/51 (AGM)	4,000,000	4,390,626
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System Rev.), VRDN, 3.45%, 9/3/24 (LOC: Bank of America N.A.)	7,400,000	7,400,000
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,896,616
Bay Area Toll Authority Rev., 5.00%, 4/1/26	1,000,000	1,040,223
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,107,043
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,759,541
Bay Area Toll Authority Rev., VRDN, 3.60%, 9/3/24 (LOC: Barclays Bank PLC)	1,800,000	1,800,000
Bay Area Toll Authority Rev., VRDN, 3.85%, 9/3/24 (LOC: Barclays Bank PLC)	2,600,000	2,600,000
Bay Area Toll Authority Rev., VRDN, 3.85%, 9/3/24 (LOC: Bank of America N.A.)	4,500,000	4,500,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,660,299
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/40	1,250,000	1,207,730
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,408,027
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,359,392
California Community Choice Financing Authority Rev., VRN, 3.37%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	10,000,000	9,366,988
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,176,292
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,794,065
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	8,098,662
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,335,000	2,597,343
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,786,644
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,296,310
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,617,053
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,060,000	2,662,664
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	6,000,000	5,772,017
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,677,354
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	700,708
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/49	4,310,000	4,413,343
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(1)	5,020,000	990,409
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(2)	500,000	506,670
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(2)	500,000	502,844
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(2)	350,000	351,348
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	1,054,199
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	5,001,617
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,710,000	9,313,786
2

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	$4,750,000	$5,124,728
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	5,000,000	5,611,995
California Housing Finance Rev., 4.25%, 1/15/35	3,065,858	3,207,047
California Housing Finance Rev., 3.50%, 11/20/35	17,715,400	17,240,397
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	10,000,000	10,250,215
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,382,452
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	15,165,000	15,802,602
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,870,202
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,484,634
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,547,571
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,498,807
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	971,234
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,757,191
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	8,325,000	8,339,635
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/49(3)	1,235,000	1,338,212
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(2)	4,000,000	4,233,808
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,212,807
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,513,683
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	1,008,058
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	2,120,732
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,834,949
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/40	2,750,000	2,435,587
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	5,785,000	4,829,705
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	2,590,000	2,525,504
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,819,455
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 5.00%, 11/15/49	4,750,000	4,742,891
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	295,000	292,339
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,312,405
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	3,100,000	2,808,698
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,539,670
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,022,746
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,363,836
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,708,808
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,492,114
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,107,050
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,824,971
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/49	2,250,000	2,476,181
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	3,000,000	3,270,181
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,505,074
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,984,789
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	5,111,966
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,269,635
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,367,444
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	912,863
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,407,826
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	1,045,000	1,067,892
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(2)	300,000	313,477
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(2)	350,000	363,399
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(2)	435,000	453,008
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(2)	390,000	407,754
3

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	$8,450,000	$7,259,546
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	939,415
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,359,392
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	2,013,476
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	1,035,849
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/46	2,290,000	2,113,880
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/51	3,145,000	2,830,140
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,823,268
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	831,058
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,310,987
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,080,413
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	5,172,047
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(2)	2,500,000	2,586,252
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,571,585
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,525,171
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,171,087
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,471,253
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(2)	1,150,000	1,066,206
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	1,260,000	1,151,188
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/36	1,500,000	1,721,410
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	1,500,000	1,714,466
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	2,000,000	2,266,995
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/39	1,625,000	1,825,137
California School Finance Authority Rev., 5.00%, 6/1/37(2)	475,000	480,179
California School Finance Authority Rev., 5.00%, 6/1/47(2)	875,000	869,055
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,078,765
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,021,777
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(4)	110,000	112,345
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(2)	1,100,000	1,104,709
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,168,548
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	4,026,198
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	535,000	508,371
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,811,320
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	1,038,225
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	3,075,497
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,527,405
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,887,618
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	970,000	951,395
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,438,328
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,420,894
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,000,000	1,018,392
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	431,497
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	2,015,288
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	2,000,000	1,887,658
4

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/54(2)	$600,000	$625,559
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(2)	1,440,000	1,490,130
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,167,811
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	537,372
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,515,293
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,692,329
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,779,798
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(2)	1,050,000	1,067,223
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(2)	2,425,000	2,450,003
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	500,419
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,212,161
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	700,310
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,656,786
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,047,831
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	508,678
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	552,897
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	980,829
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,280,525
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,223,271
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(2)	560,000	575,695
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(2)	700,000	719,819
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(2)	550,000	586,244
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(2)	505,000	533,362
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	5,068,923
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,636,186
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,699,460
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	235,000	236,280
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	875,501
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,003,406
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	363,161
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,080,603
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,217,472
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	525,000	553,337
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(4)	995,000	1,048,706
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,524,999
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(2)	545,000	567,843
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(2)	700,000	727,395
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,464,221
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,687,692
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,011,012
California State University Rev., 5.25%, 11/1/53	1,000,000	1,130,774
California State University Rev., 5.50%, 11/1/55	5,000,000	5,810,049
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	5,500,000	5,499,179
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,818,149
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,130,000	2,094,864
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,186,250
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,900,182
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	541,347
5

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	$1,405,000	$1,391,891
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,580,763
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,418,168
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,517,137
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,458,401
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,053,209
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,235,908
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,019,215
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,723,350
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,004,611
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,611,777
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	14,750,000	14,919,444
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,331,528
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,858,102
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,366,449
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	854,026
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,946,343
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa CA Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,837,959
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/47	1,650,000	1,685,473
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	1,000,000	1,079,473
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,232,216
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,555,831
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	1,500,000	1,549,696
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	390,921
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/54	550,000	569,619
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,831,956
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007), 5.00%, 9/1/37	1,565,000	1,584,744
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,046,463
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,156,228
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,245,000	4,422,077
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	7,330,000	7,539,491
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,455,000	1,515,564
6

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	$1,750,000	$1,798,720
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	1,146,990
Calimesa Special Tax, (City of Calimesa CA Community Facilities District No. 2018-1 Area No. 1), 4.00%, 9/1/45	865,000	832,767
Calimesa Special Tax, (City of Calimesa CA Community Facilities District No. 2018-1 Area No. 1), 4.00%, 9/1/50	820,000	765,481
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,937,224
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	707,529
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	766,319
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,270,053
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,273,847
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,570,525
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,341,116
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,720,384
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	2,000,000	2,118,627
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	945,754
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/43	535,000	553,832
Chula Vista Community Facilities District Special Tax, (City of Chula Vista CA Community Facilities District No. 06-1 Area No. 1), 5.00%, 9/1/48	895,000	919,586
Citrus Community College District GO, 5.00%, 8/1/49	4,000,000	4,490,625
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	303,406
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/41	1,000,000	972,135
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	578,929
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,324,322
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,311,960
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(2)	1,800,000	1,959,057
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Spl Tax Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(2)	1,500,000	1,625,918
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,510,420
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/46(2)	2,475,000	2,286,939
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,990,710
College of the Sequoias Visalia Area Improvement District No. 2 GO, 5.00%, 8/1/54	2,000,000	2,208,246
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49(3)	1,600,000	1,701,456
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54(3)	1,600,000	1,690,992
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,847,007
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,503,782
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,535,670
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,250,000	1,262,146
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	9,635,000	7,343,004
7

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	$5,500,000	$4,201,704
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	13,000,000	10,629,789
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(2)	4,000,000	3,116,874
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,637,149
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	4,992,494
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,504,044
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parrallel-Anaheim), 4.00%, 8/1/56(2)	4,850,000	4,365,431
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(2)	1,480,000	1,174,311
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	8,153,317
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(2)	1,925,000	1,646,952
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,355,059
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	871,219
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/45	4,780,000	4,814,974
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	942,853
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	315,413
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,439,461
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,653,907
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	1,038,823
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,822,180
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,252,081
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,311,361
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,193,131
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,898,653
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,294,023
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	680,269
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,341,867
East Bay Municipal Utility District Wastewater System Rev., (East Bay Municipal Utility District Wastewater System Revenue), 5.00%, 6/1/54	1,850,000	2,055,470
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/54	2,855,000	3,172,091
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,155,000	1,170,727
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,205,664
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	469,195
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	2,920,000	2,983,241
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	739,567
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,001,131
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,794,583
8

	Principal Amount/Shares	Value
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/41	$1,145,000	$1,117,164
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/45	2,000,000	1,890,946
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,346,003
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,316,465
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,371,144
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,416,761
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	553,661
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/38	845,000	879,974
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,773,750
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,310,694
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,356,361
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 21), 4.00%, 9/1/46	800,000	738,165
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/40	1,245,000	1,201,500
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	2,042,181
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,422,385
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/45	750,000	721,045
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/50	900,000	842,802
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,250,000	7,269,832
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,865,056
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,622,518
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,584,792
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,027,369
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,014,440
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,465,865
Fresno Unified School District GO, 4.00%, 8/1/55	4,500,000	4,442,364
Glendale Electric Rev., (City of Glendale Electric Revenue), 5.00%, 2/1/49	5,000,000	5,513,191
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,154,730
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	44,750,000	5,225,780
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,000,000	962,363
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	7,135,000	6,579,020
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	14,365,000	6,691,563
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,110,628
Hesperia Special Tax, (City of Hesperia CA Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,069,642
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,349,932
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	2,093,260
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,011,425
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,517,138
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System Rev.), 5.25%, 1/1/53	3,000,000	3,344,031
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,114,204
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,514,785
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/52 (BAM)(1)	1,400,000	375,732
Irvine Special Tax, (City of Irvine CA Community Facilities District No 2013-3 Area No. 1), Capital Appreciation, 0.00%, 9/1/53 (BAM)(1)	1,000,000	255,305
9

	Principal Amount/Shares	Value
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 1), 5.25%, 9/1/53 (BAM)	$2,000,000	$2,229,896
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,572,376
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	5,009,267
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	914,340
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,039,683
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,292,175
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,549,584
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,726,559
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,942,936
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/42	600,000	594,535
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	870,010
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Cmnty Facs Dist No. 2014-1 Area No. 1), 5.00%, 9/1/43	775,000	800,547
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,363,145
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,575,804
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,884,161
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/48	6,040,000	6,194,762
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/46	1,040,000	988,752
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/51	930,000	862,798
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,348,554
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 11), 4.00%, 9/1/46	1,500,000	1,399,874
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	1,000,000	1,045,974
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49(3)	1,400,000	1,474,979
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/54(3)	1,500,000	1,575,331
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/49	7,000,000	7,399,728
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/53(3)	2,350,000	2,724,255
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,476,596
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,297,082
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/51	5,165,000	5,572,749
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/53	5,000,000	5,503,818
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.25%, 7/1/54	5,250,000	5,955,352
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.57%, 9/3/24 (SBBPA: Bank of America N.A.)	1,500,000	1,500,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.65%, 9/3/24 (SBBPA: Royal Bank of Canada)	500,000	500,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.65%, 9/3/24 (SBBPA: Bank of America N.A.)	640,000	640,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.60%, 9/6/24 (SBBPA: JPMorgan Chase Bank N.A.)	4,400,000	4,400,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	2,000,000	2,295,634
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/43	1,000,000	1,142,835
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/44	1,000,000	1,138,388
10

	Principal Amount/Shares	Value
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/52	$3,000,000	$3,281,167
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.65%, 9/3/24 (SBBPA: Barclays Bank PLC)	400,000	400,000
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.68%, 9/3/24 (SBBPA: Barclays Bank PLC)	1,000,000	1,000,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,037,063
Los Angeles Unified School District GO, 5.00%, 7/1/33	1,700,000	2,028,388
Los Angeles Unified School District GO, 5.00%, 7/1/34	1,750,000	2,115,661
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	250,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	265,414
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	119,872
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	140,719
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	104,991
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	104,708
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	104,789
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	260,858
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	354,699
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	260,046
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	416,074
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(1)	1,750,000	712,254
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,200,000	461,055
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	2,245,000	2,330,662
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,107,480
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,247,676
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,091,298
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,481,554
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,117,078
Monterey Peninsula Community College District GO, 4.00%, 8/1/51	3,350,000	3,315,880
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,511,384
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,146,069
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,189,542
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/42	655,000	674,021
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	845,014
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,935,124
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	5,000,000	5,368,789
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	596,384
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	907,701
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,790,979
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,933,446
Ojai Unified School District GO, 5.50%, 8/1/53 (AGM)	1,750,000	1,988,340
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	525,588
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	1,044,553
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,353,068
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,402,910
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	418,192
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	660,999
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	848,459
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	826,962
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	406,523
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,026,198
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	510,326
11

	Principal Amount/Shares	Value
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	$1,395,000	$1,322,487
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,819,948
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,075,128
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	914,041
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	937,918
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	5,000,000	5,564,590
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,941,231
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,655,207
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,040,474
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,578,297
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,443,243
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	1,038,915
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,371,392
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,180,148
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	1,762,500
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	3,000,000	2,253,649
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	3,030,166
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 3.00%, 9/1/31	345,000	322,797
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	845,759
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	625,474
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,142,975
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	544,491
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AGM)	1,700,000	1,887,687
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,307,231
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,429,379
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,014,359
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	14,290,158
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,826,021
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,615,590
Perris Union High School District Special Tax, (Perris Union High School District Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,770,886
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	4,775,000	5,189,676
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,376,238
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,078,826
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/40	1,195,000	1,206,715
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	958,427
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 5.00%, 9/1/45	1,250,000	1,260,237
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(1)	3,405,000	3,025,846
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.60%, 9/3/24	2,000,000	2,000,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 9/3/24	3,900,000	3,900,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 9/3/24	5,710,000	5,710,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,610,679
Rincon Valley Union School District GO, 4.00%, 8/1/49	915,000	895,001
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 04-2), 5.00%, 9/1/30	1,035,000	1,035,000
12

	Principal Amount/Shares	Value
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 04-2), 5.00%, 9/1/35	$2,520,000	$2,520,000
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 05-8), 5.00%, 9/1/48	2,500,000	2,559,450
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/40	2,250,000	2,269,871
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,137,507
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,754,330
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	551,418
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,457,958
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	1,000,186
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,573,654
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,249,488
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	800,404
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,315,302
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	797,466
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,526,732
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,703,615
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,106,863
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,094,066
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,105,599
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,934,737
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	1,056,157
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	390,555
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,587,408
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49(3)	1,125,000	1,170,522
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54(3)	1,600,000	1,662,084
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	2,053,931
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	499,692
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,575,491
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,310,645
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,605,008
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	416,724
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	895,114
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	1,037,126
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	593,893
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	1,275,000	1,305,937
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,164,900
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,439,292
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,335,590
13

	Principal Amount/Shares	Value
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	$495,000	$447,812
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	575,584
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,911,523
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,705
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,070,662
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,178,568
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/46	1,200,000	1,132,742
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/50	1,500,000	1,380,699
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,936,015
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/32(2)	300,000	309,309
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(2)	1,900,000	1,938,169
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,206,925
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,395,333
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,399,845
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,070,729
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,367,156
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,709,113
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2014-2), 5.00%, 9/1/46	4,200,000	4,254,784
Sacramento Municipal Utility District Rev., 5.00%, 8/15/53	4,000,000	4,443,386
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	2,000,000	2,233,850
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,936,450
San Bernardino Community College District GO, 5.00%, 8/1/49	5,000,000	5,446,962
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No 2006-1 Area No 5), 4.00%, 9/1/42	700,000	663,614
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No 2006-1 Area No 5), 4.00%, 9/1/48	1,000,000	907,276
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No 2006-1 Area No 5), 5.00%, 9/1/48	1,200,000	1,232,964
San Clemente Special Tax, (City of San Clemente CA-Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,598,267
San Diego County COP, 5.00%, 10/1/53	4,000,000	4,399,806
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,191,301
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,142,551
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,112,167
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,173,266
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	9,002,252
San Diego County Regional Airport Authority Rev., (San Diego County Regional Airport Authority Special Facilities Rev.), 5.00%, 7/1/44	3,425,000	3,427,196
San Diego Unified School District GO, 5.00%, 7/1/34(3)	1,000,000	1,184,450
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,742,892
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,429,917
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,588,077
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/49	1,000,000	1,111,381
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/54	5,000,000	5,536,719
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,585
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AGM)	1,000,000	1,121,392
14

	Principal Amount/Shares	Value
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	$7,000,000	$7,880,277
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,029,429
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NPFG)(1)	3,090,000	3,052,190
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(1)	165,000	143,959
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(1)	16,000,000	12,895,474
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(1)	290,000	223,864
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(1)	1,335,000	874,479
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	514,018
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	634,118
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	3,972,743
San Rafael City Elementary School District GO, 4.00%, 8/1/54(3)	2,445,000	2,435,493
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,659,273
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	2,495,000	2,518,204
Sierra Joint Community College District GO, 4.00%, 8/1/53	4,000,000	3,977,581
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	16,849,626
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,488,318
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,487,306
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	945,096
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,277,068
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,340,114
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,107,290
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	3,994,688
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	2,000,000	2,154,134
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	3,750,000	4,181,371
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power), 5.00%, 7/1/53	2,000,000	2,227,557
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NPFG)(1)	1,800,000	1,695,294
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,916,350
State of California GO, 5.25%, 10/1/45	1,070,000	1,216,133
State of California GO, 5.00%, 9/1/53	1,000,000	1,105,506
State of California GO, 5.25%, 9/1/53	5,000,000	5,619,438
State of California GO, 5.50%, 8/1/54(3)	750,000	868,291
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	1,019,562
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,335,693
Stockton Public Financing Authority Rev., Special Tax, (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,603,355
Stockton Public Financing Authority Rev., Special Tax, (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,089,976
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,713,124
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	5,215,000	5,231,366
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,050,302
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,392,739
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(1)	8,730,000	1,604,484
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	990,333
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/54	875,000	906,212
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,029,992
15

	Principal Amount/Shares	Value
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(1)	$5,000,000	$840,904
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,570,000	2,606,477
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	4,297,455
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,819,257
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/44	3,385,000	3,464,093
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,545,686
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	2,053,044
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,143,026
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,599,748
University of California Rev., 5.00%, 5/15/26	7,000,000	7,315,666
University of California Rev., 5.00%, 5/15/42	2,500,000	2,732,399
University of California Rev., VRDN, 3.45%, 9/3/24	950,000	950,000
University of California Rev., VRDN, 3.65%, 9/3/24	500,000	500,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,769,202
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,550,624
Victor Valley Community College District GO, (Victor Valley Community College District), 5.00%, 8/1/51	3,670,000	4,028,316
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,944,966
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,265,044
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	404,439
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	978,183
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	742,090
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	996,019
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	934,768
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,086,099
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	784,669
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	919,358
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,375,062
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,385,245
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,535,000	2,455,393
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,540,000	2,408,181
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,703,808
		1,532,619,558
Guam — 0.4%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,820,221
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,553,886
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,809,410
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,524,164
		6,707,681
Puerto Rico — 0.6%
Puerto Rico GO, 5.375%, 7/1/25	1,950,410	1,964,153
Puerto Rico GO, 5.625%, 7/1/29	201,036	216,269
Puerto Rico GO, 5.75%, 7/1/31	195,264	216,353
Puerto Rico GO, 4.00%, 7/1/33	185,162	183,794
Puerto Rico GO, 4.00%, 7/1/35	166,436	164,268
Puerto Rico GO, 4.00%, 7/1/37	142,845	139,750
16

	Principal Amount/Shares	Value
Puerto Rico GO, 4.00%, 7/1/41	$194,215	$184,594
Puerto Rico GO, 4.00%, 7/1/46	201,981	187,546
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	160,599
Puerto Rico GO, VRN, 0.00%, 11/1/43	820,743	520,146
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,178,660	1,146,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	15,000,000	3,681,184
		8,765,176
TOTAL MUNICIPAL SECURITIES (Cost $1,559,504,262)		1,548,092,415
AFFILIATED FUNDS(5) — 0.1%
American Century California Municipal Bond ETF (Cost $2,255,337)	44,700	2,257,636
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,561,759,599)		1,550,350,051
OTHER ASSETS AND LIABILITIES — 0.3%		4,137,723
TOTAL NET ASSETS — 100.0%		$1,554,487,774

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	183	December 2024	$37,981,078	$(48,966)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	81	December 2024	$9,512,438	$58,694
^Amount represents value and unrealized appreciation (depreciation).

17

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $312,816,003, which represented 20.1% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

AUGUST 31, 2024
Assets
Investment securities - unaffiliated, at value (cost of $1,559,504,262)	$1,548,092,415
Investment securities - affiliated, at value (cost of $2,255,337)	2,257,636
Total investment securities, at value (cost of $1,561,759,599)	1,550,350,051
Cash	41,993
Deposits with broker for futures contracts	236,525
Receivable for investments sold	2,700,304
Receivable for capital shares sold	1,567,068
Receivable for variation margin on futures contracts	3,985
Interest receivable	20,644,900
1,575,544,826

Liabilities
Payable for investments purchased	17,736,158
Payable for capital shares redeemed	2,378,135
Accrued management fees	504,229
Distribution and service fees payable	23,951
Dividends payable	414,579
21,057,052

Net Assets	$1,554,487,774

Net Assets Consist of:
Capital paid in	$1,660,222,191
Distributable earnings (loss)	(105,734,417)
$1,554,487,774

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$733,179,224	74,106,655	$9.89
I Class	$723,661,347	73,185,545	$9.89
Y Class	$34,607,708	3,499,147	$9.89
A Class	$46,882,536	4,738,669	$9.89
C Class	$16,156,959	1,632,850	$9.89
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.36 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
19

Statement of Operations

YEAR ENDED AUGUST 31, 2024
Investment Income (Loss)
Income:
Interest	$60,033,350

Expenses:
Management fees	5,486,931
Distribution and service fees:
A Class	120,622
C Class	154,419
Trustees' fees and expenses	99,629
Other expenses	36,402
5,898,003
Fees waived(1)	(348)
5,897,655

Net investment income (loss)	54,135,695

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(14,527,163)
Futures contract transactions	(382,328)
(14,909,491)

Change in net unrealized appreciation (depreciation) on:
Investments (including $2,299 from affiliated funds)	74,656,057
Futures contracts	(757,015)
73,899,042

Net realized and unrealized gain (loss)	58,989,551

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,125,246
(1)Amount consists of $165, $162, $6, $11 and $4 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
20

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$54,135,695	$52,336,779
Net realized gain (loss)	(14,909,491)	(36,434,861)
Change in net unrealized appreciation (depreciation)	73,899,042	(15,446,907)
Net increase (decrease) in net assets resulting from operations	113,125,246	455,011

Distributions to Shareholders
From earnings:
Investor Class	(26,354,255)	(25,651,612)
I Class	(25,711,599)	(24,218,258)
Y Class	(215,677)	(178,118)
A Class	(1,741,538)	(1,859,487)
C Class	(440,812)	(429,783)
Decrease in net assets from distributions	(54,463,881)	(52,337,258)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	124,143,157	(66,642,119)

Net increase (decrease) in net assets	182,804,522	(118,524,366)

Net Assets
Beginning of period	1,371,683,252	1,490,207,618
End of period	$1,554,487,774	$1,371,683,252

See Notes to Financial Statements.
21

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

22

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ending August 31, 2024.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $15,140,000 and $26,275,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2024 were $920,491,689 and $778,458,669, respectively.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,880,819	$153,351,863	11,935,326	$114,651,603
Issued in reinvestment of distributions	2,491,392	23,960,521	2,433,880	23,231,332
Redeemed	(14,990,481)	(143,232,356)	(19,685,029)	(188,022,619)
	3,381,730	34,080,028	(5,315,823)	(50,139,684)
I Class
Sold	34,127,262	327,687,693	51,479,048	493,265,517
Issued in reinvestment of distributions	2,475,761	23,799,705	2,295,518	21,904,126
Redeemed	(30,311,607)	(285,324,537)	(54,980,934)	(524,898,071)
	6,291,416	66,162,861	(1,206,368)	(9,728,428)
Y Class
Sold	3,241,971	31,947,919	157,390	1,516,965
Issued in reinvestment of distributions	22,082	213,962	17,889	170,808
Redeemed	(199,333)	(1,890,768)	(148,983)	(1,411,842)
	3,064,720	30,271,113	26,296	275,931
A Class
Sold	1,163,695	11,241,024	1,451,160	14,094,800
Issued in reinvestment of distributions	139,893	1,343,371	143,946	1,373,905
Redeemed	(1,957,373)	(18,997,273)	(2,283,903)	(21,933,498)
	(653,785)	(6,412,878)	(688,797)	(6,464,793)
C Class
Sold	304,584	2,963,756	333,356	3,218,000
Issued in reinvestment of distributions	44,171	424,592	43,341	414,010
Redeemed	(345,430)	(3,346,315)	(439,756)	(4,217,155)
	3,325	42,033	(63,059)	(585,145)
Net increase (decrease)	12,087,406	$124,143,157	(7,247,751)	$(66,642,119)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	—	$2,256	—	$2	$2,258	45	—	—
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

24

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,548,092,415	—
Affiliated Funds	$2,257,636	—	—
	$2,257,636	$1,548,092,415	—
Other Financial Instruments
Futures Contracts	$58,694	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$48,966	—	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $24,092,209 futures contracts purchased and $9,494,922 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $3,985 in receivable for variation margin on futures contracts.* For the year ended August 31, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $(382,328) in net realized gain (loss) on futures contract transactions and $(757,015) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Exempt income	$54,463,881	$52,337,258
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,561,988,206
Gross tax appreciation of investments	$32,225,465
Gross tax depreciation of investments	(43,863,620)
Net tax appreciation (depreciation) of investments	(11,638,155)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(11,638,155)
Other book-to-tax adjustments	$(278,628)
Undistributed exempt income	—
Accumulated short-term capital losses	$(52,066,461)
Accumulated long-term capital losses	$(41,751,173)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$9.46	0.37	0.43	0.80	(0.37)	$9.89	8.75%	0.50%	0.50%	3.84%	3.84%	56%	$733,179
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	0.50%	3.67%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	0.49%	2.96%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	0.49%	2.91%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	0.50%	3.15%	3.15%	57%	$860,867
I Class
2024	$9.45	0.39	0.44	0.83	(0.39)	$9.89	8.97%	0.30%	0.30%	4.04%	4.04%	56%	$723,661
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	0.30%	3.87%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	0.29%	3.16%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	0.29%	3.11%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	0.30%	3.35%	3.35%	57%	$518,250
Y Class
2024	$9.46	0.39	0.43	0.82	(0.39)	$9.89	8.89%	0.27%	0.27%	4.07%	4.07%	56%	$34,608
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	0.27%	3.90%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	0.26%	3.19%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	0.26%	3.14%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	0.27%	3.38%	3.38%	57%	$56
A Class
2024	$9.46	0.35	0.43	0.78	(0.35)	$9.89	8.48%	0.75%	0.75%	3.59%	3.59%	56%	$46,883
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	0.75%	3.42%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	0.74%	2.71%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	0.74%	2.66%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	0.75%	2.90%	2.90%	57%	$58,148
C Class
2024	$9.46	0.27	0.43	0.70	(0.27)	$9.89	7.67%	1.50%	1.50%	2.84%	2.84%	56%	$16,157
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	1.50%	2.67%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.49%	1.96%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.49%	1.91%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	1.50%	2.15%	2.15%	57%	$24,391

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
* The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
† Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the California High-Yield Municipal Fund and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
28

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
29

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods and below its benchmark for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
30

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

31

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $54,463,881 as exempt interest dividends for the fiscal year ended August 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2410

Annual Financial Statements and Other Information

August 31, 2024

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Schedule of Investments

AUGUST 31, 2024

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.7%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	$900,000	$921,810
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,814,480
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/31 (AGM)	1,395,000	1,488,166
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1) Special Tax, 5.00%, 9/2/32 (AGM)	490,000	522,010
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,314,978
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,588,713
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,072,192
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,658,820
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,132,570
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,338,217
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,788,313
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System Rev.), VRDN, 3.45%, 9/3/24 (LOC: Bank of America N.A.)	11,700,000	11,700,000
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	8,105,000	8,490,891
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	754,714
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	439,122
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	741,424
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	945,141
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,542,277
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,120,669
Bay Area Toll Authority Rev., 4.00%, 4/1/33	3,000,000	3,054,239
Bay Area Toll Authority Rev., 5.00%, 4/1/42	5,430,000	6,062,515
Bay Area Toll Authority Rev., VRDN, 3.60%, 9/3/24 (LOC: Barclays Bank PLC)	5,500,000	5,500,000
Bay Area Toll Authority Rev., VRDN, 3.85%, 9/3/24 (LOC: Barclays Bank PLC)	2,540,000	2,540,000
Bay Area Toll Authority Rev., VRDN, 3.85%, 9/3/24 (LOC: Bank of America N.A.)	18,000,000	18,000,000
Bay Area Toll Authority Rev., VRN, 4.17%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,033,604
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,923,330
Bay Area Toll Authority Rev., VRN, 3.33%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,904,009
Bay Area Toll Authority Rev., VRN, 3.37%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,989,309
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,586,229
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,885,738
Burlingame School District GO, 5.00%, 8/1/48	2,545,000	2,838,098
California Community Choice Financing Authority Rev., VRN, 3.37%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	20,000,000	18,733,976
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,235,760
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,940,730
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,415,018
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	7,091,070
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,665,000	5,189,124
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,543,554
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	291,278
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	846,222
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,356,154
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,659,763
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	955,000	983,743
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	977,955

	Principal Amount/Shares	Value
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	$450,000	$490,165
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	433,294
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	205,299
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	280,755
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	251,907
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	776,099
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,724,369
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 5/1/45	4,450,000	5,530,277
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	807,777
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	315,592
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	841,054
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	524,626
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	667,839
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,579,828
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,927,014
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,524,381
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	705,872
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,792,460
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	1,004,419
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/43	4,805,000	5,331,777
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,456,289
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,083,441
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,161,132
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,765,288
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	409,349
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,466,817
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	10,003,235
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	781,797
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,114,436
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,335,603
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,847,025
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	3,037,741
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/38	1,165,000	1,335,123
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	1,000,000	1,140,151
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,793,153
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	1,100,000	1,243,780
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/41	1,250,000	1,406,167
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	504,235
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,257,549
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,229,028
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,796,420
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,348,576
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,430,938

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	$9,000,000	$10,116,139
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,571,588
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,787,944
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,545,611
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,803,213
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,060,815
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,573,339
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,116,296
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,432,721
California Housing Finance Rev., 4.25%, 1/15/35	5,166,112	5,404,021
California Housing Finance Rev., 3.50%, 11/20/35	12,169,427	11,843,128
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	5,125,107
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,775,062
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,420,443
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,004,556
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,979,276
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	519,431
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	361,660
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	375,436
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	589,803
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	597,273
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	640,764
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	657,876
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	429,694
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 3.62%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,499,675
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,522,046
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,190,140
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,787,156
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	675,162
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	2,039,591
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	2,995,000	2,996,644
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	595,000	596,221
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,165,938
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,017,756
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	316,524
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	160,552
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	240,389
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	239,487
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	212,080
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	237,907
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	237,354
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	262,968
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	236,116
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	261,606
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	275,000	287,431

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	$300,000	$312,695
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,058,592
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,294,650
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31(4)	270,000	304,740
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33(4)	600,000	687,454
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35(4)	660,000	757,668
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37(4)	720,000	819,988
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39(4)	950,000	1,070,713
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40(4)	525,000	587,539
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44(4)	1,810,000	1,805,945
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,344,211
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,212,806
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,938,067
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,235,236
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	766,825
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	449,709
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,140,562
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	762,090
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,572,906
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,620,284
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,159,954
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	462,997
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	109,358
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	199,639
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	103,396
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,566,726
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	550,065
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	741,831
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,009,293
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,433,197
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,942,890
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,020,503
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,816,399
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,453,505
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,792,105
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,150,697
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/24	605,000	604,251
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	298,650
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	737,902

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	$2,990,000	$3,129,280
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,321,391
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,186,296
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,039,418
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,037,656
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,385,270
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,549,825
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,413,524
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,544,151
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,080,712
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,037,428
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,655,175
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	743,921
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,030,808
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,810,759
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,712,786
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,719,723
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,153,363
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	857,492
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	850,854
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,407,895
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,121,381
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	753,959
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	711,209
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,040,182
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,056,932
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,447,149
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,516,497
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	980,367
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,491,408
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,300,769
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	587,931
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,553,770
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,635,920
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,096,470
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(3)	3,435,000	3,553,510
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	511,021
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,017,308
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	805,902
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 3.80%, 9/3/24 (LIQ FAC: JPMorgan Chase Bank N.A.)(SBBPA: JPMorgan Chase Bank N.A.)	400,000	400,000
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	1,625,000	1,593,353
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/25	925,000	939,194
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,131,525
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	752,348
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	682,471
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	827,936
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,386,354
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,700,061
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	2,000,000	2,357,701
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	242,617

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	$100,000	$102,132
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	324,052
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,026,203
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	501,836
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	340,000	374,645
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	518,103
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(3)	355,000	389,155
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(3)	375,000	410,216
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(3)	395,000	430,202
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	465,164
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(3)	415,000	450,168
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(3)	435,000	468,678
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(3)	480,000	510,719
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(3)	175,000	184,534
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(3)	185,000	194,298
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	635,770
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	151,439
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	153,907
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	166,892
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	200,701
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	705,000	742,656
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,074,744
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	695,000	733,997
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	444,479
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	440,000	445,055
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	235,000	236,280
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	382,321
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	678,432
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	635,315
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	260,000	274,034
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(3)	255,000	259,068
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(3)	740,000	743,500
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	925,000	977,781
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	750,617
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	799,447
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	850,482
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	906,936
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	958,176
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,800,891
California State Public Works Board Rev., (State of California), 5.00%, 12/1/24	5,000,000	5,025,462
California State Public Works Board Rev., (State of California), 5.00%, 9/1/25	5,000,000	5,011,990
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,067,832
California State Public Works Board Rev., (State of California), 5.00%, 9/1/29	5,000,000	5,578,261
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,947,507
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	35,114
California State University Rev., 5.00%, 11/1/28	2,000,000	2,137,326
California State University Rev., 5.00%, 11/1/29	1,000,000	1,063,285
California State University Rev., 5.00%, 11/1/30	3,000,000	3,174,544
California State University Rev., 5.00%, 11/1/31	2,900,000	3,061,291
California State University Rev., 4.00%, 11/1/34	10,000,000	10,140,403
California State University Rev., 4.00%, 11/1/37	2,375,000	2,387,604

	Principal Amount/Shares	Value
California State University Rev., 5.00%, 11/1/39	$5,000,000	$5,881,898
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,320,482
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AGM)	1,155,000	1,263,789
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AGM)	1,340,000	1,462,307
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AGM)	1,000,000	1,068,203
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	755,992
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,026,490
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,632,256
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/25	300,000	304,959
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	339,590
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,948,547
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,114,345
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,045,637
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,287,515
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,995,218
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,297,760
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	684,520
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	707,547
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,359,540
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	648,671
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.00%, 2/15/26, Prerefunded at 100% of Par(2)	640,000	663,139
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,660,343
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	379,358
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/25	275,000	277,437
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	150,591
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	129,548
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	187,006
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	1,270,000	1,268,454
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	391,861
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	486,439
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,133,022
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,047,598
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,624,898
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,084,852
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/28	1,000,000	1,029,117
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/29	600,000	617,003
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 5.00%, 10/1/31	870,000	890,749

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	$5,175,000	$5,511,702
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,847,571
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	4,051,573
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	365,000	375,320
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,310,370
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	701,347
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,380,592
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,400,000
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,092,163
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	207,344
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,192,807
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	787,218
Cathedral City Redevelopment Successor Agency Tax Allocation, (Cathedral City Redevelopment Agency Successor Agency Merged Redevelopment Area), 5.00%, 8/1/25	550,000	560,427
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,291,483
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	350,000	355,145
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	709,530
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	895,030
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	828,906
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,522,493
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	510,250
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,150,752
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,596,675
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,096,859
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,015,640
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	230,000	243,969
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	439,901
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	385,000	415,329
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/26(3)	70,000	70,443
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/31(3)	150,000	152,777
Clovis Unified School District GO, 4.00%, 8/1/48	6,000,000	5,986,064
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	585,212
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,035,444
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39(4)	500,000	549,600
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44(4)	725,000	782,137
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,250,000	1,262,146
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,260,511
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(3)	1,900,000	1,599,805
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,978,639
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(3)	7,935,000	6,296,055

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	$705,000	$245,684
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	228,941
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	253,546
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	278,411
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	268,013
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	303,315
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	503,683
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,347,052
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,258,673
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,839,448
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	200,027
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,384,439
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,376,522
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	1,020,064
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,145,126
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	834,324
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,341,391
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	411,154
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	699,150
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	522,686
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	2,250,000	2,557,371
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	3,000,000	3,409,828
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,315,128
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,830,263
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,769,620
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,555,700
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,255,079
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	739,567
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,764,356
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	548,394
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	875,000	917,854
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/35	1,690,000	1,692,096
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 22), 5.00%, 9/1/24	575,000	575,000
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,116,374
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,001,628
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,241,172
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	251,099
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	557,692
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,246,959

	Principal Amount/Shares	Value
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	$1,495,000	$1,586,812
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	326,607
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	363,042
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	258,692
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,603,000	3,728,272
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	1,725,000	1,703,503
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	6,361,000	6,378,400
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	553,348
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,898,482
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,741,723
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	699,900
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,124,708
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,283,553
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,418,487
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AGM)	1,650,000	1,716,890
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AGM)	1,400,000	1,480,003
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AGM)	1,000,000	1,055,680
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AGM)	1,350,000	1,421,989
Fresno Unified School District GO, 4.00%, 8/1/49	2,125,000	2,120,710
Glendale Electric Rev., 5.00%, 2/1/45	6,400,000	7,136,390
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,018,993
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,251,543
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,132,473
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,938,421
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	457,284
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	234,455
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	498,324
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,062,527
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	10,513,818
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,024,787
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,021,796
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,388,337
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,537,218
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,861,194
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,518,734
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	489,383
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	444,200
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	582,084
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,046,717
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,436,701
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	721,691
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	911,780
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,520,844
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	522,899
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	246,808
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	521,676
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	520,320
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	310,883
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	884,378
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	515,391
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,671,305
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,771,353
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,563,938
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 1), 5.00%, 9/1/39	1,000,000	1,000,000

	Principal Amount/Shares	Value
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 1), 5.00%, 9/1/49	$1,480,000	$1,480,000
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,566,811
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,322,131
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	1,008,963
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,514,684
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,721,251
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,082,168
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	658,771
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	393,672
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	375,674
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	428,561
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	577,317
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	680,000
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,000,000
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,328,485
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,154,126
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	354,503
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	337,778
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,360,648
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,265,000
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	612,084
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	934,659
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,140,839
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,905,565
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,325,707
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,512,733
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	806,756
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	604,986
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,257,603
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,622,857
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,250,491
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,154,523
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,586,324
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,213,286
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,938,888
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,049,360
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 11), 4.00%, 9/1/38	1,000,000	991,399
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,920,615
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,180,227
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,434,859
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44(4)	2,000,000	2,323,906
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,770,601
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,741,123
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,430,688
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,323,513
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,586,326
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,543,030
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,020,257

	Principal Amount/Shares	Value
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	$2,545,000	$2,628,042
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	8,265,000	9,052,814
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,715,011
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,921,551
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/25	1,525,000	1,553,925
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/26	1,000,000	1,046,383
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/27	5,600,000	5,606,023
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/28	10,000,000	10,999,943
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/40	5,000,000	5,751,713
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/43	8,150,000	9,041,082
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.57%, 9/3/24 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.65%, 9/3/24 (SBBPA: Bank of America N.A.)	1,620,000	1,620,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.60%, 9/6/24 (SBBPA: JPMorgan Chase Bank N.A.)	4,600,000	4,600,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,911,727
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,440,664
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/26	4,040,000	4,236,178
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	2,125,000	2,286,342
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/29	6,030,000	6,546,462
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	4,404,800
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,465,407
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,762,068
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	2,007,270
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.65%, 9/3/24 (SBBPA: Barclays Bank PLC)	3,445,000	3,445,000
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.68%, 9/3/24 (SBBPA: Barclays Bank PLC)	800,000	800,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	2,037,063
Los Angeles Unified School District COP, 5.00%, 10/1/25	730,000	747,969
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,623,235
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,519,704
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,924,990
Los Angeles Unified School District GO, 5.00%, 7/1/33	2,300,000	2,744,290
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,715,099
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,530,110
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,756,971
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,611,296
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	10,003,404
Los Rios Community College District GO, 5.00%, 8/1/26(4)	3,250,000	3,414,737
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,155,152
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,051,983
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,209,163
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	5,038,281
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	508,068
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,073,655
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,034,331
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,878,222
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,984,083
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,341,369

	Principal Amount/Shares	Value
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	$1,000,000	$1,162,080
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,115,762
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,168,193
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,381,021
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,431,440
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	461,019
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	899,944
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	663,606
Monterey Peninsula Community College District GO, 4.00%, 8/1/45	775,000	785,023
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	744,536
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,554,993
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/46	2,230,000	2,025,360
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,535,960
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,317,548
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,946,555
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,262,394
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,422,874
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,530,915
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,848,774
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/25	750,000	771,816
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,890,488
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,520,531
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	253,588
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,298,704
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,504,291
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,755,006
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,002,861
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,610,469
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,737,579
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,040,827
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,355,953
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	596,384
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,187,332
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,038,494
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,038,188
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,922,369
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,858,304
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,933,058
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,444,363
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,201,662
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	664,392
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,231,542
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,733,201
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,587,152
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	543,207
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	530,016
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	315,000
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	327,014
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	344,945
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	235,010

	Principal Amount/Shares	Value
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	$1,200,000	$1,297,078
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,075,890
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	2,993,660
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	9,179,174
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	1,500,000	1,669,377
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	285,666
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	628,079
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	656,068
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	954,788
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,019,419
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,044,892
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,071,307
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,296,182
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,654,345
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,405,569
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,773,792
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,299,394
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,290,265
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	10,000,000	10,012,679
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,263,750
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,625,000
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/25 (AGM)	2,000,000	2,002,905
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/26 (AGM)	3,690,000	3,695,104
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/28 (AGM)	1,515,000	1,516,991
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/32 (AGM)	2,500,000	2,502,808
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater Rev.), 5.00%, 6/1/33 (AGM)	1,000,000	1,001,116
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,129,342
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,328,859
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,835,082
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	368,920
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,258,333
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,180,235
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,272,438
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	657,925
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	484,265
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	732,182
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,015,856
Palomar Health COP, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,810,377
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,373,013
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,377,964
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,595,569
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	4,038,057
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	1,984,078
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,673,037
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	3,032,589
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,155,018
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	866,592
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	330,574
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	477,336

	Principal Amount/Shares	Value
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	$550,000	$598,558
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,308,227
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	4,028,872
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AGM)	3,340,000	3,475,038
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,121,756
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,354,271
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	740,000	815,121
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	171,514
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	227,144
Pomona Unified School District GO, 5.00%, 8/1/44	400,000	451,435
Pomona Unified School District GO, 5.00%, 8/1/45	750,000	843,473
Pomona Unified School District GO, 5.00%, 8/1/46	250,000	280,273
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,218,336
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,539,808
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,704,050
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,558,277
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,697,660
Redwood City School District GO, 5.00%, 8/1/38	200,000	234,053
Redwood City School District GO, 5.00%, 8/1/39	250,000	290,847
Redwood City School District GO, 5.00%, 8/1/40	350,000	403,649
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,115,101
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,405,793
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,065,774
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	7,007,219
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.60%, 9/3/24	4,100,000	4,100,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 9/3/24	865,000	865,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 9/3/24	5,565,000	5,565,000
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	361,351
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	401,953
Rio Elementary School District Community Facilities District Special Tax, (Rio Elementary School District Community Facilities District No. 1), 5.00%, 9/1/24	700,000	700,000
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AGM)	250,000	267,719
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AGM)	500,000	546,385
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AGM)	1,000,000	1,187,207
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AGM)	1,325,000	1,562,180
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AGM)	1,000,000	1,170,771
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AGM)	750,000	873,707
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,525,758
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,798,972
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	419,056
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	471,937
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	821,357
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,229,679
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,668,768
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,474,155
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,974,492
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,356,634
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,063,345

	Principal Amount/Shares	Value
Riverside Sewer Rev., 5.00%, 8/1/37	$3,265,000	$3,519,086
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,042,434
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,146,250
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,041,289
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	602,711
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	271,632
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	452,974
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34(4)	250,000	271,594
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39(4)	1,000,000	1,071,011
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44(4)	550,000	577,972
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,323,522
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,120,543
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,076,764
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,442,631
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,286,356
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,077,629
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	351,358
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,746,489
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,327,447
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 3.00%, 9/1/25	450,000	447,227
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	581,143
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	730,700
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	272,636
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	225,585
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	322,157
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	570,005
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	665,697
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	981,650
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,558,817
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,073,683
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,071,853
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	22,140,000	22,466,837
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,048,848
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,827,173
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,009,256
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,415,487
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,396,887
Sacramento Municipal Utility District Rev., 5.00%, 11/15/40	890,000	1,036,003
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	5,029,125
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,150,671

	Principal Amount/Shares	Value
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	$1,355,000	$1,389,003
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,428,431
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,057,924
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	751,231
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,079,468
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	870,817
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,320,224
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,307,029
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/42	2,000,000	2,091,071
San Diego Community College District GO, (San Diego Community College District), 4.00%, 8/1/43	1,800,000	1,868,449
San Diego County COP, 5.00%, 10/1/48	4,735,000	5,253,997
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	694,466
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,059,208
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	899,105
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,056,782
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	739,039
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,054,410
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,086,633
San Diego County Regional Airport Authority Rev., (San Diego County Regional Airport Authority Special Facilities Rev.), 5.00%, 7/1/44	3,000,000	3,001,924
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,521,052
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,336,143
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,430,424
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,537,668
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,273,216
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,050,861
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 5/15/28	10,000,000	10,437,693
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 8/1/38	5,000,000	5,369,496
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility Rev.), 5.00%, 5/15/39	1,800,000	2,051,377
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	500,000
San Diego Unified School District GO, 5.00%, 7/1/31(4)	500,000	567,347
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,401,292
San Diego Unified School District GO, 5.00%, 7/1/34(4)	1,000,000	1,180,866
San Diego Unified School District GO, 5.00%, 7/1/36(4)	500,000	584,876
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	788,787
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,689,129
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,437,696
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,528,730
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,505,807
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,154,427
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,588,077
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,147,806
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,615,482
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,483
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,626
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,420
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,354
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,071,752
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	7,000,000	7,932,156
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	848,736
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,580,971
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	8,230,535

	Principal Amount/Shares	Value
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	$1,730,000	$1,818,469
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,465,750
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	994,347
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,286,039
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	5,075,059
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	151,667
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,509,296
San Mateo County Transit District Rev., (San Mateo County Transit District Sales Tax Rev.), 3.375%, 6/1/34	5,835,000	5,767,362
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,164,367
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,146,848
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,078,557
San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25(2)	3,940,000	4,029,393
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,143,067
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,305,074
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	1,043,138
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	787,065
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,374,757
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,360,612
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/29	1,515,000	1,689,694
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/31	845,000	938,135
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/33	840,000	928,580
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/35	2,035,000	2,238,452
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA), 5.00%, 4/1/38	1,000,000	1,089,402
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,110,195
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,376,077
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,916,873
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,529,375
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,001,861
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,050,414
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/29 (AGM)	1,920,000	2,122,743
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/30 (AGM)	2,225,000	2,454,403
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AGM)	2,090,000	2,296,981
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AGM)	1,900,000	2,080,797
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AGM)	2,000,000	2,065,982
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AGM)	600,000	620,077
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	4,011,196
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NPFG)	715,000	726,503
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,148,630
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,376,188
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,638
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	475,534
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	77,645
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,217,334
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,617,571
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	88,737
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,213,335
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,592,158
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,143,218
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,033,681
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,224,762
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,430,481
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	875,550

	Principal Amount/Shares	Value
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	$6,000,000	$6,462,403
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	6,250,000	6,968,952
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,381,477
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,340,540
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,610,900
State of California GO, 5.00%, 9/1/25	10,000,000	10,240,951
State of California GO, 5.00%, 9/1/28	10,000,000	10,949,788
State of California GO, 5.00%, 11/1/28	5,000,000	5,493,429
State of California GO, 5.00%, 9/1/31	3,685,000	4,222,823
State of California GO, 5.00%, 8/1/33(4)	7,000,000	8,196,915
State of California GO, 4.00%, 3/1/37	10,100,000	10,485,235
State of California GO, 4.00%, 9/1/37	1,250,000	1,333,857
State of California GO, 4.00%, 3/1/38	5,000,000	5,166,016
State of California GO, 5.00%, 4/1/38	3,500,000	3,783,262
State of California GO, 5.00%, 9/1/38	5,000,000	5,752,885
State of California GO, 4.00%, 10/1/39	9,500,000	9,824,547
State of California GO, 4.00%, 10/1/41	6,595,000	6,751,410
State of California GO, 4.00%, 4/1/42	7,500,000	7,661,325
State of California GO, 4.00%, 9/1/42	1,000,000	1,022,553
State of California GO, 5.00%, 9/1/42	2,025,000	2,130,774
State of California GO, 5.00%, 9/1/42	4,000,000	4,473,845
State of California GO, 5.25%, 10/1/45	1,430,000	1,625,299
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,067,155
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,090,000
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,255,116
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,495,077
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,000,052
Stockton Public Financing Authority Rev., (City of Stockton CA Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,089,418
Stockton Public Financing Authority Rev., (City of Stockton CA Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,084,583
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,567,113
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,876,876
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,899,235
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	1,110,000	1,298,312
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	2,375,000	2,777,919
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	850,000	989,938
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	1,325,000	1,543,139
Stockton Unified School District GO, 5.00%, 8/1/39 (AGM)	1,000,000	1,150,678
Stockton Unified School District GO, 5.00%, 8/1/40 (AGM)	500,000	572,020
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	533,816
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,232,075
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	813,931
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	797,796
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AGM)	1,060,000	1,134,451
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AGM)	1,130,000	1,232,381
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	1,000,000	1,083,052
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	445,354
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,353,372
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,385,792
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	759,114

	Principal Amount/Shares	Value
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	$1,400,000	$1,515,419
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/24	435,000	435,414
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,222,734
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,384,154
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	860,778
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,538,109
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	797,915
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/32	1,000,000	1,066,599
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	862,823
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	316,551
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	315,725
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	737,087
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	331,837
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,044,166
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	342,915
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	604,957
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	454,408
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	779,406
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/28	1,000,000	1,019,970
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/30	1,000,000	1,019,119
University of California Rev., 4.00%, 5/15/26	2,415,000	2,480,204
University of California Rev., 5.00%, 5/15/26	13,000,000	13,586,236
University of California Rev., 5.00%, 5/15/29	14,500,000	16,275,571
University of California Rev., 5.00%, 5/15/35	10,000,000	11,678,265
University of California Rev., 5.00%, 5/15/42	2,500,000	2,732,399
University of California Rev., 5.00%, 5/15/43	7,500,000	8,477,094
University of California Rev., VRDN, 3.80%, 9/3/24	500,000	500,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,105,727
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,588,818
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,544,676
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	984,419
Walnut Energy Center Authority Rev., 5.00%, 1/1/26	2,425,000	2,505,189
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,741,204
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	175,297
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	232,336
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	346,357
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	573,978
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	785,738
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	305,303
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	253,154
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	226,952
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,156,982
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,867,154

	Principal Amount/Shares	Value
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	$1,685,000	$1,685,000
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,195,290
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	2,045,846
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	4,022,010
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	407,469
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,974,032
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,796,485
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,218,799
		2,019,777,183
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	354,835
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	516,095
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	944,569
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	469,205
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	318,336
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	323,368
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	437,075
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	165,248
		3,528,731
Puerto Rico — 0.2%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,743,296	917,409
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,454,123
		3,371,532
TOTAL MUNICIPAL SECURITIES (Cost $2,009,399,800)		2,026,677,446
AFFILIATED FUNDS(5) — 0.2%
American Century California Municipal Bond ETF (Cost $5,050,144)	100,100	5,055,691
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,014,449,944)		2,031,733,137
OTHER ASSETS AND LIABILITIES — 0.1%		1,501,060
TOTAL NET ASSETS — 100.0%		$2,033,234,197

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	249	December 2024	$51,679,172	$(66,626)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	110	December 2024	$12,918,125	$79,708
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $75,597,667, which represented 3.7% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2024
Assets
Investment securities - unaffiliated, at value (cost of $2,009,399,800)	$2,026,677,446
Investment securities - affiliated, at value (cost of $5,050,144)	5,055,691
Total investment securities, at value (cost of $2,014,449,944)	2,031,733,137
Cash	42,745
Deposits with broker for futures contracts	321,275
Receivable for investments sold	7,705,850
Receivable for capital shares sold	952,151
Receivable for variation margin on futures contracts	5,329
Interest receivable	22,048,172
2,062,808,659

Liabilities
Payable for investments purchased	25,392,315
Payable for capital shares redeemed	2,716,519
Accrued management fees	540,129
Distribution and service fees payable	5,483
Dividends payable	920,016
29,574,462

Net Assets	$2,033,234,197

Net Assets Consist of:
Capital paid in	$2,076,550,737
Distributable earnings (loss)	(43,316,540)
$2,033,234,197

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$605,504,618	53,749,614	$11.27
I Class	$1,103,077,616	97,898,670	$11.27
Y Class	$307,065,352	27,249,874	$11.27
A Class	$14,810,763	1,313,965	$11.27
C Class	$2,775,848	246,195	$11.27
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.80 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2024
Investment Income (Loss)
Income:
Interest	$63,468,510

Expenses:
Management fees	6,363,923
Distribution and service fees:
A Class	37,652
C Class	33,545
Trustees' fees and expenses	144,526
Other expenses	10,874
6,590,520
Fees waived(1)	(660)
6,589,860

Net investment income (loss)	56,878,650

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,787,366)
Futures contract transactions	23,964
(7,763,402)

Change in net unrealized appreciation (depreciation) on:
Investments (including $5,547 from affiliated funds)	54,825,705
Futures contracts	(565,195)
54,260,510

Net realized and unrealized gain (loss)	46,497,108

Net Increase (Decrease) in Net Assets Resulting from Operations	$103,375,758
(1)Amount consists of $197, $359, $98, $5 and $1 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$56,878,650	$56,711,690
Net realized gain (loss)	(7,763,402)	(32,493,195)
Change in net unrealized appreciation (depreciation)	54,260,510	4,820,723
Net increase (decrease) in net assets resulting from operations	103,375,758	29,039,218

Distributions to Shareholders
From earnings:
Investor Class	(18,643,077)	(18,903,744)
I Class	(32,064,326)	(28,398,013)
Y Class	(9,738,030)	(8,847,294)
A Class	(402,509)	(414,709)
C Class	(64,299)	(69,398)
Decrease in net assets from distributions	(60,912,241)	(56,633,158)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(38,520,680)	(2,449,361)

Net increase (decrease) in net assets	3,942,837	(30,043,301)

Net Assets
Beginning of period	2,029,291,360	2,059,334,661
End of period	$2,033,234,197	$2,029,291,360

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended August 31, 2024.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were

$26,525,000 and $17,440,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2024 were $1,275,828,852 and $1,268,074,019, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2024		Year ended August 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,439,356	$59,930,951	10,517,840	$116,427,234
Issued in reinvestment of distributions	1,483,818	16,476,990	1,511,125	16,735,862
Redeemed	(14,299,256)	(158,493,411)	(18,868,507)	(208,948,662)
	(7,376,082)	(82,085,470)	(6,839,542)	(75,785,566)
I Class
Sold	46,560,482	514,380,608	59,442,552	655,531,156
Issued in reinvestment of distributions	2,707,863	30,090,366	2,504,949	27,742,808
Redeemed	(42,668,074)	(466,565,971)	(62,907,875)	(690,960,213)
	6,600,271	77,905,003	(960,374)	(7,686,249)
Y Class
Sold	10,728,133	118,492,613	19,258,477	212,428,762
Issued in reinvestment of distributions	300,660	3,341,656	212,891	2,360,905
Redeemed	(13,903,443)	(153,985,561)	(11,981,302)	(132,245,232)
	(2,874,650)	(32,151,292)	7,490,066	82,544,435
A Class
Sold	218,925	2,404,817	393,609	4,347,983
Issued in reinvestment of distributions	33,916	376,871	35,243	390,708
Redeemed	(307,143)	(3,406,416)	(540,226)	(5,961,271)
	(54,302)	(624,728)	(111,374)	(1,222,580)
C Class
Sold	13,763	154,414	57,702	640,743
Issued in reinvestment of distributions	5,785	64,223	6,243	69,221
Redeemed	(160,897)	(1,782,830)	(91,618)	(1,009,365)
	(141,349)	(1,564,193)	(27,673)	(299,401)
Net increase (decrease)	(3,846,112)	$(38,520,680)	(448,897)	$(2,449,361)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	—	$5,050	—	$6	$5,056	100	—	—
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,026,677,446	—
Affiliated Funds	$5,055,691	—	—
	$5,055,691	$2,026,677,446	—
Other Financial Instruments
Futures Contracts	$79,708	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$66,626	—	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $33,829,169 futures contracts purchased and $12,873,648 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2024, is disclosed on the Statement of Assets and Liabilities as an asset of $5,329 in receivable for variation margin on futures contracts.* For the year ended August 31, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $23,964 in net realized gain (loss) on futures contract transactions and $(565,195) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

11. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Exempt income	$60,912,241	$56,633,158
Taxable ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,014,452,558
Gross tax appreciation of investments	$35,906,676
Gross tax depreciation of investments	(18,626,097)
Net tax appreciation (depreciation) of investments	17,280,579
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$17,280,579
Other book-to-tax adjustments	$(345,957)
Undistributed exempt income	—
Accumulated short-term capital losses	$(28,705,844)
Accumulated long-term capital losses	$(31,545,318)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$11.01	0.30	0.28	0.58	(0.32)	—	(0.32)	$11.27	5.38%	0.47%	0.47%	2.72%	2.72%	64%	$605,505
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	0.47%	2.62%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	0.46%	2.00%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	0.46%	2.10%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	0.47%	2.26%	2.26%	40%	$887,525
I Class
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.59%	0.27%	0.27%	2.92%	2.92%	64%	$1,103,078
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	0.27%	2.82%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	0.26%	2.20%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	0.26%	2.30%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	0.27%	2.46%	2.46%	40%	$838,639
Y Class
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.63%	0.24%	0.24%	2.95%	2.95%	64%	$307,065
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	0.24%	2.85%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	0.23%	2.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	0.23%	2.33%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	0.24%	2.49%	2.49%	40%	$252,098
A Class
2024	$11.01	0.28	0.28	0.56	(0.30)	—	(0.30)	$11.27	5.12%	0.72%	0.72%	2.47%	2.47%	64%	$14,811
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	0.72%	2.37%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	0.71%	1.75%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	0.71%	1.85%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	0.72%	2.01%	2.01%	40%	$20,507
C Class
2024	$11.02	0.19	0.27	0.46	(0.21)	—	(0.21)	$11.27	4.33%	1.47%	1.47%	1.72%	1.72%	64%	$2,776
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.47%	1.62%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.46%	1.00%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.46%	1.10%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.47%	1.26%	1.26%	40%	$11,531

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the California Intermediate-Term Tax-Free Bond Fund and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $60,912,241 as exempt interest dividends for the fiscal year ended August 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 2410

Annual Financial Statements and Other Information

August 31, 2024

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Schedule of Investments

AUGUST 31, 2024

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.9%
California — 98.9%
Abag Finance Authority for Nonprofit Corps. Rev., (Lakeside Village Apartments), VRDN, 2.55%, 9/6/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	$450,000	$450,000
Abag Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 2.60%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 2.80%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Bay Area Toll Authority Rev., VRDN, 3.85%, 9/3/24 (LOC: Barclays Bank PLC)	170,000	170,000
Bay Area Toll Authority Rev., VRDN, 2.18%, 9/6/24 (LOC: Sumitomo Mitsui Banking Corp)	2,150,000	2,150,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 2.01%, 9/6/24	250,000	250,000
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 2.05%, 9/6/24	500,000	500,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 2.96%, 9/6/24 (LOC: Bank of Stockton and FHLB)	1,795,000	1,795,000
California Health Facilities Financing Authority, 3.65%, 9/5/24	4,450,000	4,450,000
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 2.55%, 9/6/24 (LOC: Bank of Montreal)	1,000,000	1,000,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 2.90%, 9/6/24 (LIQ FAC: FHLMC)	1,515,000	1,515,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 3.00%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	180,000	180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 2.88%, 9/6/24 (LOC: Bank of the West and BMO Harris Bank N.A.)	520,000	520,000
California Infrastructure & Economic Development Bank Rev., (Los Angeles Society for the Prevention of Cruelty to Animals), VRDN, 2.81%, 9/6/24 (LOC: Bank of New York Mellon)	500,000	500,000
California Infrastructure & Economic Development Bank Rev., VRDN, 3.01%, 9/6/24 (LOC: Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 3.00%, 9/6/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 3.80%, 9/3/24 (LIQ FAC: JPMorgan Chase Bank N.A.)(SBBPA: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 2.20%, 9/6/24 (LOC: Royal Bank of Canada)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 2.74%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.50%, 9/6/24 (LOC: Northern Trust Company)	500,000	500,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 2.96%, 9/6/24 (LOC: East West Bank and FHLB)	7,290,000	7,290,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 2.60%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	500,000	500,000
Los Angeles Rev., 5.00%, 6/26/25	4,000,000	4,049,915
Los Angeles County Capital Asset Leasing Corp., 3.50%, 11/5/24 (LIQ FAC: Bank of Montreal)	3,700,000	3,700,000
Los Angeles Department of Airports, 2.95%, 12/5/24 (LIQ FAC: Bank of America N.A.)	1,202,000	1,202,000
Metropolitan Water District of Southern California Rev., VRDN, 2.40%, 9/6/24 (SBBPA: Bank of America N.A.)	1,390,000	1,390,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.24%, 10/4/24 (LOC: Mizuho Capital Markets LLC)(1)	3,970,000	3,970,000
Modesto Rev., (VO Associates A California LP), VRDN, 2.20%, 9/6/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,675,000	3,675,000
Modesto Rev., (Westdale Commons A California LP), VRDN, 1.95%, 9/6/24 (LOC: FNMA)	1,200,000	1,200,000
Municipal Improvement Corp. of Los Angeles, 3.00%, 9/5/24 (LIQ FAC: U.S. Bank N.A.)	3,800,000	3,800,000
Municipal Improvement Corp. of Los Angeles, 3.38%, 9/5/24 (LIQ FAC: U.S. Bank N.A.)	2,000,000	2,000,000
Orange County Water District COP, VRDN, 2.05%, 9/6/24 (LOC: Bank of America N.A.)	1,000,000	1,000,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.92%, 9/6/24 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 2.92%, 9/6/24 (LOC: Bank of the Sierra and FHLB)	1,510,000	1,510,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.60%, 9/3/24	250,000	250,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 3.85%, 9/3/24	4,640,000	4,640,000
Riverside County GO, 3.875%, 10/18/24	5,500,000	5,501,187
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 2.60%, 9/6/24 (LOC: FNMA)(LIQ FAC: FNMA)	2,000,000	2,000,000
2

	Principal Amount	Value
San Diego County COP, VRDN, 2.02%, 9/6/24 (LOC: Northern Trust Co.)	$1,950,000	$1,950,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 2.00%, 9/6/24 (LOC: Barclays Bank PLC)	800,000	800,000
San Mateo Joint Powers Financing Authority Rev., (City of San Mateo CA), VRDN, 2.20%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	840,000	840,000
Santa Clara County Financing Authority Rev., (El Camino Hospital), VRDN, 2.03%, 9/6/24 (LOC: Wells Fargo Bank N.A.)	3,350,000	3,350,000
State of California, 3.44%, 10/2/24 (LIQ FAC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
State of California Department of Water Resources, 3.10%, 10/10/24	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.10%, 9/3/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,720,000	1,720,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.97%, 9/6/24 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,830,000	2,830,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.05%, 9/6/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	2,400,000	2,400,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.24%, 9/6/24 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	3,385,000	3,385,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.05%, 10/4/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 3.00%, 9/6/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,290,000	5,290,000
University of California, 3.50%, 10/10/24	1,050,000	1,050,000
University of California Rev., VRDN, 3.45%, 9/3/24	1,755,000	1,755,000
University of California Rev., VRDN, 3.85%, 9/3/24	1,200,000	1,200,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 2.59%, 9/6/24 (LOC: BMO Harris Bank N.A.)	2,050,000	2,050,000
TOTAL INVESTMENT SECURITIES — 98.9%		111,728,102
OTHER ASSETS AND LIABILITIES — 1.1%		1,263,081
TOTAL NET ASSETS — 100.0%		$112,991,183

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,595,000, which represented 23.5% of total net assets.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

AUGUST 31, 2024
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$111,728,102
Cash	279,644
Receivable for investments sold	255,000
Receivable for capital shares sold	84,704
Interest receivable	707,795
113,055,245

Liabilities
Payable for capital shares redeemed	18,105
Accrued management fees	45,957
64,062

Net Assets	$112,991,183

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	112,986,221

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$112,986,227
Distributable earnings (loss)	4,956
$112,991,183

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED AUGUST 31, 2024
Investment Income (Loss)
Income:
Interest	$3,774,758

Expenses:
Management fees	565,917
Trustees' fees and expenses	8,452
574,369

Net investment income (loss)	3,200,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,200,389

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2024 AND AUGUST 31, 2023
Increase (Decrease) in Net Assets	August 31, 2024	August 31, 2023
Operations
Net investment income (loss)	$3,200,389	$2,684,769
Net realized gain (loss)	—	5,554
Net increase (decrease) in net assets resulting from operations	3,200,389	2,690,323

Distributions to Shareholders
From earnings	(3,200,389)	(2,684,769)

Capital Share Transactions
Proceeds from shares sold	47,424,842	57,670,089
Proceeds from reinvestment of distributions	3,148,628	2,623,976
Payments for shares redeemed	(57,461,539)	(59,907,094)
Net increase (decrease) in net assets from capital share transactions	(6,888,069)	386,971

Net increase (decrease) in net assets	(6,888,069)	392,525

Net Assets
Beginning of period	119,879,252	119,486,727
End of period	$112,991,183	$119,879,252

Transactions in Shares of the Fund
Sold	47,424,842	57,670,089
Issued in reinvestment of distributions	3,148,628	2,623,976
Redeemed	(57,461,539)	(59,907,094)
Net increase (decrease) in shares of the fund	(6,888,069)	386,971

See Notes to Financial Statements.
6

Notes to Financial Statements

AUGUST 31, 2024

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2024 was 0.49%.

7

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,700,000 and $1,650,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2024 and August 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Exempt income	$3,195,433	$2,684,769
Long-term capital gains	$4,956	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2024, the fund had undistributed exempt income for federal income tax purposes of $4,956.
8

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	2.81%	0.50%	0.50%	2.77%	2.77%	$112,991
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the California Tax-Free Money Market Fund and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century California Tax-Free and Municipal Funds, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended August 31, 2021, were audited by other auditors, whose report, dated October 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
10

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
11

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
12

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
13

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $3,195,433 as exempt interest dividends for the fiscal year ended August 31, 2024.

The fund hereby designates $4,956 or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended August 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 2410

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 28, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 28, 2024